16. TRANSACTIONS WITH RELATED PARTIES	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	The Company did not enter into any transactions with related parties during the three months ended March 31, 2013.